Submission	Apr. 14, 2026
Submission [Line Items]
Central Index Key	0001470683
Registrant Name	Antelope Enterprise Holdings Ltd
Form Type	F-3
Submission Type	F-3
Fee Exhibit Type	EX-FILING FEES